Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2014
Notional Volume of Derivative Instruments
Notional Volume of Derivative Instruments

	Volume
	December 31,		Unit of
Primary Risk Exposure	2014	2013	Measure
	(in millions)
Commodity:
Power	334	406	MWhs
Coal	3	4	Tons
Natural Gas	106	127	MMBtus
Heating Oil and Gasoline	6	6	Gallons
Interest Rate	$152	$191	USD

Interest Rate and Foreign Currency	$815	$820	USD

Fair Value of Derivative Instruments
Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$392	$30	$3	$425	$(247)	$178
Long-term Risk Management Assets	367	3	—	370	(76)	294
Total Assets	759	33	3	795	(323)	472

Current Risk Management Liabilities	329	23	1	353	(261)	92
Long-term Risk Management Liabilities	208	8	9	225	(94)	131
Total Liabilities	537	31	10	578	(355)	223

Total MTM Derivative Contract Net Assets (Liabilities)	$222	$2	$(7)	$217	$32	$249

Fair Value of Derivative Instruments
December 31, 2013

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$347	$12	$4	$363	$(203)	$160
Long-term Risk Management Assets	368	3	—	371	(74)	297
Total Assets	715	15	4	734	(277)	457

Current Risk Management Liabilities	292	11	1	304	(214)	90
Long-term Risk Management Liabilities	237	3	15	255	(78)	177
Total Liabilities	529	14	16	559	(292)	267

Total MTM Derivative Contract Net Assets (Liabilities)	$186	$1	$(12)	$175	$15	$190

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b)
Amounts primarily include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging."  Amounts also include de-designated risk management contracts.

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on
Risk Management Contracts

	Years Ended December 31,
Location of Gain (Loss)	2014	2013	2012
	(in millions)
Vertically Integrated Utilities Revenues	$35	$15	$10
Generation & Marketing Revenues	53	49	50
Regulatory Assets (a)	(11)	(2)	(43)
Regulatory Liabilities (a)	193	(5)	8
Total Gain on Risk Management Contracts	$270	$57	$25

(a)	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Gain (Loss) on Hedging Instruments

	Years Ended December 31,
	2014	2013	2012
	(in millions)
Gain (Loss) on Fair Value Hedging Instruments	$4	$(10)	$—	(a)
Gain (Loss) on Fair Value Portion of Long-term Debt	(4)	10	—	(a)

(a)	The fair value changes were immaterial.

Impact of Cash Flow Hedges on the Balance Sheet

Impact of Cash Flow Hedges on the Balance Sheet
December 31, 2014

	Commodity	Interest Rate and Foreign Currency	Total
	(in millions)
Hedging Assets (a)	$16	$—	$16
Hedging Liabilities (a)	14	1	15
AOCI Gain (Loss) Net of Tax	1	(19)	(18)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	4	(2)	2

Impact of Cash Flow Hedges on the Balance Sheet
December 31, 2013

	Commodity	Interest Rate and Foreign Currency	Total
	(in millions)
Hedging Assets (a)	$7	$—	$7
Hedging Liabilities (a)	6	2	8
AOCI Loss Net of Tax	—	(23)	(23)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	—	(4)	(4)

(a)	Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

Collateral Required Under Various Triggering Events

	December 31,
	2014	2013
	(in millions)
Fair Value of Contracts with Credit Downgrade Triggers	$—	$3
Amount of Collateral AEP Subsidiaries Would Have been Required to Post for Derivative Contracts as well as Derivative and Non-Derivative Contracts Subject to the Same Master Netting Arrangement	—	—
Amount of Collateral AEP Subsidiaries Would Have Been Required to Post Attributable to RTOs and ISOs	36	28
Amount of Collateral Attributable to Other Contracts (a)	281	5

Liabilities Subject to Cross Default Provisions

	December 31,
	2014	2013
	(in millions)
Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	$235	$293
Amount of Cash Collateral Posted	9	1
Additional Settlement Liability if Cross Default Provision is Triggered	178	235

Appalachian Power Co [Member]
Notional Volume of Derivative Instruments
Notional Volume of Derivative Instruments
December 31, 2014

Primary Risk Exposure	Unit of Measure	APCo	I&M	OPCo	PSO	SWEPCo
			(in thousands)
Commodity:
Power	MWhs	32,479	23,774	20,334	16,765	20,469
Coal	Tons	279	500	—	—	1,500
Natural Gas	MMBtus	421	286	—	—	—
Heating Oil and Gasoline	Gallons	1,089	521	1,108	614	699
Interest Rate	USD	$5,094	$3,455	$—	$—	$—

Notional Volume of Derivative Instruments
December 31, 2013

Primary Risk Exposure	Unit of Measure	APCo	I&M	OPCo	PSO	SWEPCo
			(in thousands)
Commodity:
Power	MWhs	48,995	33,231	34,843	13,469	17,057
Coal	Tons	31	3,389	—	1,013	1,692
Natural Gas	MMBtus	2,477	1,680	—	—	—
Heating Oil and Gasoline	Gallons	1,089	521	1,108	614	699
Interest Rate	USD	$12,720	$8,627	$—	$—	$—

Cash Collateral Netting

	December 31,
	2014		2013
Company	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities
	(in thousands)
APCo	$68	$98	$—	$2,993
I&M	163	47	—	2,030
OPCo	—	102	—	—
PSO	—	54	—	1
SWEPCo	—	62	—	3

Fair Value of Derivative Instruments
APCo

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in thousands)
Current Risk Management Assets	$32,903	$—	$—	$32,903	$(9,111)	$23,792
Long-term Risk Management Assets	5,159	—	—	5,159	(268)	4,891
Total Assets	38,062	—	—	38,062	(9,379)	28,683

Current Risk Management Liabilities	20,161	—	—	20,161	(9,144)	11,017
Long-term Risk Management Liabilities	2,322	—	—	2,322	(265)	2,057
Total Liabilities	22,483	—	—	22,483	(9,409)	13,074

Total MTM Derivative Contract Net Assets (Liabilities)	$15,579	$—	$—	$15,579	$30	$15,609

APCo

Fair Value of Derivative Instruments
December 31, 2013

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in thousands)
Current Risk Management Assets	$46,431	$389	$—	$46,820	$(25,649)	$21,171
Long-term Risk Management Assets	20,948	—	—	20,948	(4,000)	16,948
Total Assets	67,379	389	—	67,768	(29,649)	38,119

Current Risk Management Liabilities	37,010	313	—	37,323	(28,431)	8,892
Long-term Risk Management Liabilities	14,452	—	—	14,452	(4,211)	10,241
Total Liabilities	51,462	313	—	51,775	(32,642)	19,133

Total MTM Derivative Contract Net Assets (Liabilities)	$15,917	$76	$—	$15,993	$2,993	$18,986

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging."

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2014

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and Distribution Revenues	$8,732	$13,151	$40	$185	$56
Sales to AEP Affiliates	—	(854)	—	854	—
Regulatory Assets (a)	(4,077)	(503)	—	(970)	(1,142)
Regulatory Liabilities (a)	49,555	37,410	85,944	304	16,851
Total Gain on Risk Management Contracts	$54,210	$49,204	$85,984	$373	$15,765

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2013

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and Distribution Revenues	$2,019	$10,624	$4,886	$371	$647
Regulatory Assets (a)	(4)	(26)	(5,795)	2,956	424
Regulatory Liabilities (a)	(338)	(9,062)	2,920	999	1,462
Total Gain on Risk Management Contracts	$1,677	$1,536	$2,011	$4,326	$2,533

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2012

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and Distribution Revenues	$(1,149)	$11,437	$11,978	$163	$398
Regulatory Assets (a)	(7,835)	(9,204)	(14,104)	(5,304)	(6,274)
Regulatory Liabilities (a)	7,314	(889)	—	(19)	(13)
Total Gain (Loss) on Risk Management Contracts	$(1,670)	$1,344	$(2,126)	$(5,160)	$(5,889)

(a)	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Impact of Cash Flow Hedges on the Balance Sheet
Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2014

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
Company	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency

APCo	$—	$—	$—	$—	$—	$3,896
I&M	—	—	—	—	—	(14,406)
OPCo	—	—	—	—	—	5,602
PSO	—	—	—	—	—	4,943
SWEPCo	—	—	—	—	—	(11,036)

	Expected to be Reclassified to Net Income During the Next Twelve Months
Company	Commodity	Interest Rate and Foreign Currency	Maximum Term for Exposure to Variability of Future Cash Flows
	(in thousands)		(in months)
APCo	$—	$275	0
I&M	—	(1,090)	0
OPCo	—	1,372	0
PSO	—	759	0
SWEPCo	—	(1,998)	0

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2013

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
Company	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency

APCo	$363	$—	$287	$—	$94	$3,090
I&M	216	—	194	—	46	(15,976)
OPCo	162	—	—	—	105	6,974
PSO	84	—	—	—	57	5,701
SWEPCo	97	—	—	—	66	(13,304)

	Expected to be Reclassified to Net Income During the Next Twelve Months
Company	Commodity	Interest Rate and Foreign Currency
	(in thousands)
APCo	$94	$(806)
I&M	46	(1,568)
OPCo	105	1,363
PSO	57	759
SWEPCo	66	(2,267)

(a)	Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

Collateral Required Under Various Triggering Events

	December 31, 2014
Company	Fair Value of Contracts with Credit Downgrade Triggers	Amount of Collateral Registrant Subsidiaries' Would Have Been Required to Post for Derivative Contracts as well as Non- Derivative Contracts Subject to the Same Master Netting Arrangement	Amount of Collateral the Registrant Subsidiaries' Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in thousands)
APCo	$—	$—	$6,339	$74
I&M	—	—	4,299	47
OPCo	—	—	—	—
PSO	—	—	693	4,111
SWEPCo	—	—	877	166

	December 31, 2013
Company	Fair Value of Contracts with Credit Downgrade Triggers	Amount of Collateral Registrant Subsidiaries' Would Have Been Required to Post for Derivative Contracts as well as Non- Derivative Contracts Subject to the Same Master Netting Arrangement	Amount of Collateral the Registrant Subsidiaries' Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in thousands)
APCo	$575	$—	$2,539	$208
I&M	390	—	1,722	141
OPCo	349	—	—	—
PSO	—	—	410	2,520
SWEPCo	—	—	519	194

Liabilities Subject to Cross Default Provisions

	December 31, 2014
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in thousands)
APCo	$9,043	$—	$9,012
I&M	6,134	—	6,113
OPCo	—	—	—
PSO	—	—	—
SWEPCo	—	—	—

	December 31, 2013
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in thousands)
APCo	$19,648	$—	$18,568
I&M	13,326	—	12,594
OPCo	—	—	—
PSO	3	—	3
SWEPCo	3	—	3

Indiana Michigan Power Co [Member]
Notional Volume of Derivative Instruments
Notional Volume of Derivative Instruments
December 31, 2014

Primary Risk Exposure	Unit of Measure	APCo	I&M	OPCo	PSO	SWEPCo
			(in thousands)
Commodity:
Power	MWhs	32,479	23,774	20,334	16,765	20,469
Coal	Tons	279	500	—	—	1,500
Natural Gas	MMBtus	421	286	—	—	—
Heating Oil and Gasoline	Gallons	1,089	521	1,108	614	699
Interest Rate	USD	$5,094	$3,455	$—	$—	$—

Notional Volume of Derivative Instruments
December 31, 2013

Primary Risk Exposure	Unit of Measure	APCo	I&M	OPCo	PSO	SWEPCo
			(in thousands)
Commodity:
Power	MWhs	48,995	33,231	34,843	13,469	17,057
Coal	Tons	31	3,389	—	1,013	1,692
Natural Gas	MMBtus	2,477	1,680	—	—	—
Heating Oil and Gasoline	Gallons	1,089	521	1,108	614	699
Interest Rate	USD	$12,720	$8,627	$—	$—	$—

Cash Collateral Netting

	December 31,
	2014		2013
Company	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities
	(in thousands)
APCo	$68	$98	$—	$2,993
I&M	163	47	—	2,030
OPCo	—	102	—	—
PSO	—	54	—	1
SWEPCo	—	62	—	3

Fair Value of Derivative Instruments
I&M

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in thousands)
Current Risk Management Assets	$28,545	$—	$—	$28,545	$(6,217)	$22,328
Long-term Risk Management Assets	3,499	—	—	3,499	(182)	3,317
Total Assets	32,044	—	—	32,044	(6,399)	25,645

Current Risk Management Liabilities	11,326	—	—	11,326	(6,103)	5,223
Long-term Risk Management Liabilities	1,575	—	—	1,575	(180)	1,395
Total Liabilities	12,901	—	—	12,901	(6,283)	6,618

Total MTM Derivative Contract Net Assets (Liabilities)	$19,143	$—	$—	$19,143	$(116)	$19,027

I&M

Fair Value of Derivative Instruments
December 31, 2013

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in thousands)
Current Risk Management Assets	$33,229	$234	$—	$33,463	$(18,075)	$15,388
Long-term Risk Management Assets	14,208	—	—	14,208	(2,713)	11,495
Total Assets	47,437	234	—	47,671	(20,788)	26,883

Current Risk Management Liabilities	26,779	212	—	26,991	(19,962)	7,029
Long-term Risk Management Liabilities	9,802	—	—	9,802	(2,856)	6,946
Total Liabilities	36,581	212	—	36,793	(22,818)	13,975

Total MTM Derivative Contract Net Assets (Liabilities)	$10,856	$22	$—	$10,878	$2,030	$12,908

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging."

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2014

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and Distribution Revenues	$8,732	$13,151	$40	$185	$56
Sales to AEP Affiliates	—	(854)	—	854	—
Regulatory Assets (a)	(4,077)	(503)	—	(970)	(1,142)
Regulatory Liabilities (a)	49,555	37,410	85,944	304	16,851
Total Gain on Risk Management Contracts	$54,210	$49,204	$85,984	$373	$15,765

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2013

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and Distribution Revenues	$2,019	$10,624	$4,886	$371	$647
Regulatory Assets (a)	(4)	(26)	(5,795)	2,956	424
Regulatory Liabilities (a)	(338)	(9,062)	2,920	999	1,462
Total Gain on Risk Management Contracts	$1,677	$1,536	$2,011	$4,326	$2,533

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2012

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and Distribution Revenues	$(1,149)	$11,437	$11,978	$163	$398
Regulatory Assets (a)	(7,835)	(9,204)	(14,104)	(5,304)	(6,274)
Regulatory Liabilities (a)	7,314	(889)	—	(19)	(13)
Total Gain (Loss) on Risk Management Contracts	$(1,670)	$1,344	$(2,126)	$(5,160)	$(5,889)

(a)	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Impact of Cash Flow Hedges on the Balance Sheet
Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2014

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
Company	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency

APCo	$—	$—	$—	$—	$—	$3,896
I&M	—	—	—	—	—	(14,406)
OPCo	—	—	—	—	—	5,602
PSO	—	—	—	—	—	4,943
SWEPCo	—	—	—	—	—	(11,036)

	Expected to be Reclassified to Net Income During the Next Twelve Months
Company	Commodity	Interest Rate and Foreign Currency	Maximum Term for Exposure to Variability of Future Cash Flows
	(in thousands)		(in months)
APCo	$—	$275	0
I&M	—	(1,090)	0
OPCo	—	1,372	0
PSO	—	759	0
SWEPCo	—	(1,998)	0

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2013

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
Company	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency

APCo	$363	$—	$287	$—	$94	$3,090
I&M	216	—	194	—	46	(15,976)
OPCo	162	—	—	—	105	6,974
PSO	84	—	—	—	57	5,701
SWEPCo	97	—	—	—	66	(13,304)

	Expected to be Reclassified to Net Income During the Next Twelve Months
Company	Commodity	Interest Rate and Foreign Currency
	(in thousands)
APCo	$94	$(806)
I&M	46	(1,568)
OPCo	105	1,363
PSO	57	759
SWEPCo	66	(2,267)

(a)	Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

Collateral Required Under Various Triggering Events

	December 31, 2014
Company	Fair Value of Contracts with Credit Downgrade Triggers	Amount of Collateral Registrant Subsidiaries' Would Have Been Required to Post for Derivative Contracts as well as Non- Derivative Contracts Subject to the Same Master Netting Arrangement	Amount of Collateral the Registrant Subsidiaries' Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in thousands)
APCo	$—	$—	$6,339	$74
I&M	—	—	4,299	47
OPCo	—	—	—	—
PSO	—	—	693	4,111
SWEPCo	—	—	877	166

	December 31, 2013
Company	Fair Value of Contracts with Credit Downgrade Triggers	Amount of Collateral Registrant Subsidiaries' Would Have Been Required to Post for Derivative Contracts as well as Non- Derivative Contracts Subject to the Same Master Netting Arrangement	Amount of Collateral the Registrant Subsidiaries' Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in thousands)
APCo	$575	$—	$2,539	$208
I&M	390	—	1,722	141
OPCo	349	—	—	—
PSO	—	—	410	2,520
SWEPCo	—	—	519	194

Liabilities Subject to Cross Default Provisions

	December 31, 2014
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in thousands)
APCo	$9,043	$—	$9,012
I&M	6,134	—	6,113
OPCo	—	—	—
PSO	—	—	—
SWEPCo	—	—	—

	December 31, 2013
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in thousands)
APCo	$19,648	$—	$18,568
I&M	13,326	—	12,594
OPCo	—	—	—
PSO	3	—	3
SWEPCo	3	—	3

Ohio Power Co [Member]
Notional Volume of Derivative Instruments
Notional Volume of Derivative Instruments
December 31, 2014

Primary Risk Exposure	Unit of Measure	APCo	I&M	OPCo	PSO	SWEPCo
			(in thousands)
Commodity:
Power	MWhs	32,479	23,774	20,334	16,765	20,469
Coal	Tons	279	500	—	—	1,500
Natural Gas	MMBtus	421	286	—	—	—
Heating Oil and Gasoline	Gallons	1,089	521	1,108	614	699
Interest Rate	USD	$5,094	$3,455	$—	$—	$—

Notional Volume of Derivative Instruments
December 31, 2013

Primary Risk Exposure	Unit of Measure	APCo	I&M	OPCo	PSO	SWEPCo
			(in thousands)
Commodity:
Power	MWhs	48,995	33,231	34,843	13,469	17,057
Coal	Tons	31	3,389	—	1,013	1,692
Natural Gas	MMBtus	2,477	1,680	—	—	—
Heating Oil and Gasoline	Gallons	1,089	521	1,108	614	699
Interest Rate	USD	$12,720	$8,627	$—	$—	$—

Cash Collateral Netting

	December 31,
	2014		2013
Company	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities
	(in thousands)
APCo	$68	$98	$—	$2,993
I&M	163	47	—	2,030
OPCo	—	102	—	—
PSO	—	54	—	1
SWEPCo	—	62	—	3

Fair Value of Derivative Instruments
OPCo

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in thousands)
Current Risk Management Assets	$7,242	$—	$—	$7,242	$—	$7,242
Long-term Risk Management Assets	45,102	—	—	45,102	—	45,102
Total Assets	52,344	—	—	52,344	—	52,344

Current Risk Management Liabilities	2,045	—	—	2,045	(102)	1,943
Long-term Risk Management Liabilities	3,013	—	—	3,013	—	3,013
Total Liabilities	5,058	—	—	5,058	(102)	4,956

Total MTM Derivative Contract Net Assets (Liabilities)	$47,286	$—	$—	$47,286	$102	$47,388

OPCo

Fair Value of Derivative Instruments
December 31, 2013

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in thousands)
Current Risk Management Assets	$3,269	$162	$—	$3,431	$(349)	$3,082
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	3,269	162	—	3,431	(349)	3,082

Current Risk Management Liabilities	349	—	—	349	(349)	—
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	349	—	—	349	(349)	—

Total MTM Derivative Contract Net Assets (Liabilities)	$2,920	$162	$—	$3,082	$—	$3,082

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging."

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2014

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and Distribution Revenues	$8,732	$13,151	$40	$185	$56
Sales to AEP Affiliates	—	(854)	—	854	—
Regulatory Assets (a)	(4,077)	(503)	—	(970)	(1,142)
Regulatory Liabilities (a)	49,555	37,410	85,944	304	16,851
Total Gain on Risk Management Contracts	$54,210	$49,204	$85,984	$373	$15,765

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2013

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and Distribution Revenues	$2,019	$10,624	$4,886	$371	$647
Regulatory Assets (a)	(4)	(26)	(5,795)	2,956	424
Regulatory Liabilities (a)	(338)	(9,062)	2,920	999	1,462
Total Gain on Risk Management Contracts	$1,677	$1,536	$2,011	$4,326	$2,533

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2012

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and Distribution Revenues	$(1,149)	$11,437	$11,978	$163	$398
Regulatory Assets (a)	(7,835)	(9,204)	(14,104)	(5,304)	(6,274)
Regulatory Liabilities (a)	7,314	(889)	—	(19)	(13)
Total Gain (Loss) on Risk Management Contracts	$(1,670)	$1,344	$(2,126)	$(5,160)	$(5,889)

(a)	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Impact of Cash Flow Hedges on the Balance Sheet
Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2014

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
Company	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency

APCo	$—	$—	$—	$—	$—	$3,896
I&M	—	—	—	—	—	(14,406)
OPCo	—	—	—	—	—	5,602
PSO	—	—	—	—	—	4,943
SWEPCo	—	—	—	—	—	(11,036)

	Expected to be Reclassified to Net Income During the Next Twelve Months
Company	Commodity	Interest Rate and Foreign Currency	Maximum Term for Exposure to Variability of Future Cash Flows
	(in thousands)		(in months)
APCo	$—	$275	0
I&M	—	(1,090)	0
OPCo	—	1,372	0
PSO	—	759	0
SWEPCo	—	(1,998)	0

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2013

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
Company	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency

APCo	$363	$—	$287	$—	$94	$3,090
I&M	216	—	194	—	46	(15,976)
OPCo	162	—	—	—	105	6,974
PSO	84	—	—	—	57	5,701
SWEPCo	97	—	—	—	66	(13,304)

	Expected to be Reclassified to Net Income During the Next Twelve Months
Company	Commodity	Interest Rate and Foreign Currency
	(in thousands)
APCo	$94	$(806)
I&M	46	(1,568)
OPCo	105	1,363
PSO	57	759
SWEPCo	66	(2,267)

(a)	Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

Collateral Required Under Various Triggering Events

	December 31, 2014
Company	Fair Value of Contracts with Credit Downgrade Triggers	Amount of Collateral Registrant Subsidiaries' Would Have Been Required to Post for Derivative Contracts as well as Non- Derivative Contracts Subject to the Same Master Netting Arrangement	Amount of Collateral the Registrant Subsidiaries' Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in thousands)
APCo	$—	$—	$6,339	$74
I&M	—	—	4,299	47
OPCo	—	—	—	—
PSO	—	—	693	4,111
SWEPCo	—	—	877	166

	December 31, 2013
Company	Fair Value of Contracts with Credit Downgrade Triggers	Amount of Collateral Registrant Subsidiaries' Would Have Been Required to Post for Derivative Contracts as well as Non- Derivative Contracts Subject to the Same Master Netting Arrangement	Amount of Collateral the Registrant Subsidiaries' Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in thousands)
APCo	$575	$—	$2,539	$208
I&M	390	—	1,722	141
OPCo	349	—	—	—
PSO	—	—	410	2,520
SWEPCo	—	—	519	194

Liabilities Subject to Cross Default Provisions

	December 31, 2014
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in thousands)
APCo	$9,043	$—	$9,012
I&M	6,134	—	6,113
OPCo	—	—	—
PSO	—	—	—
SWEPCo	—	—	—

	December 31, 2013
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in thousands)
APCo	$19,648	$—	$18,568
I&M	13,326	—	12,594
OPCo	—	—	—
PSO	3	—	3
SWEPCo	3	—	3

Public Service Co Of Oklahoma [Member]
Notional Volume of Derivative Instruments
Notional Volume of Derivative Instruments
December 31, 2014

Primary Risk Exposure	Unit of Measure	APCo	I&M	OPCo	PSO	SWEPCo
			(in thousands)
Commodity:
Power	MWhs	32,479	23,774	20,334	16,765	20,469
Coal	Tons	279	500	—	—	1,500
Natural Gas	MMBtus	421	286	—	—	—
Heating Oil and Gasoline	Gallons	1,089	521	1,108	614	699
Interest Rate	USD	$5,094	$3,455	$—	$—	$—

Notional Volume of Derivative Instruments
December 31, 2013

Primary Risk Exposure	Unit of Measure	APCo	I&M	OPCo	PSO	SWEPCo
			(in thousands)
Commodity:
Power	MWhs	48,995	33,231	34,843	13,469	17,057
Coal	Tons	31	3,389	—	1,013	1,692
Natural Gas	MMBtus	2,477	1,680	—	—	—
Heating Oil and Gasoline	Gallons	1,089	521	1,108	614	699
Interest Rate	USD	$12,720	$8,627	$—	$—	$—

Cash Collateral Netting

	December 31,
	2014		2013
Company	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities
	(in thousands)
APCo	$68	$98	$—	$2,993
I&M	163	47	—	2,030
OPCo	—	102	—	—
PSO	—	54	—	1
SWEPCo	—	62	—	3

Fair Value of Derivative Instruments
PSO

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in thousands)
Current Risk Management Assets	$360	$—	$—	$360	$(360)	$—
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	360	—	—	360	(360)	—

Current Risk Management Liabilities	1,332	—	—	1,332	(414)	918
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	1,332	—	—	1,332	(414)	918

Total MTM Derivative Contract Net Assets (Liabilities)	$(972)	$—	$—	$(972)	$54	$(918)

PSO

Fair Value of Derivative Instruments
December 31, 2013

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in thousands)
Current Risk Management Assets	$1,078	$84	$—	$1,162	$5	$1,167
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	1,078	84	—	1,162	5	1,167

Current Risk Management Liabilities	81	—	—	81	4	85
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	81	—	—	81	4	85

Total MTM Derivative Contract Net Assets (Liabilities)	$997	$84	$—	$1,081	$1	$1,082

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging."

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2014

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and Distribution Revenues	$8,732	$13,151	$40	$185	$56
Sales to AEP Affiliates	—	(854)	—	854	—
Regulatory Assets (a)	(4,077)	(503)	—	(970)	(1,142)
Regulatory Liabilities (a)	49,555	37,410	85,944	304	16,851
Total Gain on Risk Management Contracts	$54,210	$49,204	$85,984	$373	$15,765

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2013

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and Distribution Revenues	$2,019	$10,624	$4,886	$371	$647
Regulatory Assets (a)	(4)	(26)	(5,795)	2,956	424
Regulatory Liabilities (a)	(338)	(9,062)	2,920	999	1,462
Total Gain on Risk Management Contracts	$1,677	$1,536	$2,011	$4,326	$2,533

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2012

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and Distribution Revenues	$(1,149)	$11,437	$11,978	$163	$398
Regulatory Assets (a)	(7,835)	(9,204)	(14,104)	(5,304)	(6,274)
Regulatory Liabilities (a)	7,314	(889)	—	(19)	(13)
Total Gain (Loss) on Risk Management Contracts	$(1,670)	$1,344	$(2,126)	$(5,160)	$(5,889)

(a)	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Impact of Cash Flow Hedges on the Balance Sheet
Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2014

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
Company	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency

APCo	$—	$—	$—	$—	$—	$3,896
I&M	—	—	—	—	—	(14,406)
OPCo	—	—	—	—	—	5,602
PSO	—	—	—	—	—	4,943
SWEPCo	—	—	—	—	—	(11,036)

	Expected to be Reclassified to Net Income During the Next Twelve Months
Company	Commodity	Interest Rate and Foreign Currency	Maximum Term for Exposure to Variability of Future Cash Flows
	(in thousands)		(in months)
APCo	$—	$275	0
I&M	—	(1,090)	0
OPCo	—	1,372	0
PSO	—	759	0
SWEPCo	—	(1,998)	0

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2013

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
Company	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency

APCo	$363	$—	$287	$—	$94	$3,090
I&M	216	—	194	—	46	(15,976)
OPCo	162	—	—	—	105	6,974
PSO	84	—	—	—	57	5,701
SWEPCo	97	—	—	—	66	(13,304)

	Expected to be Reclassified to Net Income During the Next Twelve Months
Company	Commodity	Interest Rate and Foreign Currency
	(in thousands)
APCo	$94	$(806)
I&M	46	(1,568)
OPCo	105	1,363
PSO	57	759
SWEPCo	66	(2,267)

(a)	Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

Collateral Required Under Various Triggering Events

	December 31, 2014
Company	Fair Value of Contracts with Credit Downgrade Triggers	Amount of Collateral Registrant Subsidiaries' Would Have Been Required to Post for Derivative Contracts as well as Non- Derivative Contracts Subject to the Same Master Netting Arrangement	Amount of Collateral the Registrant Subsidiaries' Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in thousands)
APCo	$—	$—	$6,339	$74
I&M	—	—	4,299	47
OPCo	—	—	—	—
PSO	—	—	693	4,111
SWEPCo	—	—	877	166

	December 31, 2013
Company	Fair Value of Contracts with Credit Downgrade Triggers	Amount of Collateral Registrant Subsidiaries' Would Have Been Required to Post for Derivative Contracts as well as Non- Derivative Contracts Subject to the Same Master Netting Arrangement	Amount of Collateral the Registrant Subsidiaries' Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in thousands)
APCo	$575	$—	$2,539	$208
I&M	390	—	1,722	141
OPCo	349	—	—	—
PSO	—	—	410	2,520
SWEPCo	—	—	519	194

Liabilities Subject to Cross Default Provisions

	December 31, 2014
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in thousands)
APCo	$9,043	$—	$9,012
I&M	6,134	—	6,113
OPCo	—	—	—
PSO	—	—	—
SWEPCo	—	—	—

	December 31, 2013
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in thousands)
APCo	$19,648	$—	$18,568
I&M	13,326	—	12,594
OPCo	—	—	—
PSO	3	—	3
SWEPCo	3	—	3

Southwestern Electric Power Co [Member]
Notional Volume of Derivative Instruments
Notional Volume of Derivative Instruments
December 31, 2014

Primary Risk Exposure	Unit of Measure	APCo	I&M	OPCo	PSO	SWEPCo
			(in thousands)
Commodity:
Power	MWhs	32,479	23,774	20,334	16,765	20,469
Coal	Tons	279	500	—	—	1,500
Natural Gas	MMBtus	421	286	—	—	—
Heating Oil and Gasoline	Gallons	1,089	521	1,108	614	699
Interest Rate	USD	$5,094	$3,455	$—	$—	$—

Notional Volume of Derivative Instruments
December 31, 2013

Primary Risk Exposure	Unit of Measure	APCo	I&M	OPCo	PSO	SWEPCo
			(in thousands)
Commodity:
Power	MWhs	48,995	33,231	34,843	13,469	17,057
Coal	Tons	31	3,389	—	1,013	1,692
Natural Gas	MMBtus	2,477	1,680	—	—	—
Heating Oil and Gasoline	Gallons	1,089	521	1,108	614	699
Interest Rate	USD	$12,720	$8,627	$—	$—	$—

Cash Collateral Netting

	December 31,
	2014		2013
Company	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities
	(in thousands)
APCo	$68	$98	$—	$2,993
I&M	163	47	—	2,030
OPCo	—	102	—	—
PSO	—	54	—	1
SWEPCo	—	62	—	3

Fair Value of Derivative Instruments
SWEPCo

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in thousands)
Current Risk Management Assets	$471	$—	$—	$471	$(440)	$31
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	471	—	—	471	(440)	31

Current Risk Management Liabilities	1,584	—	—	1,584	(502)	1,082
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	1,584	—	—	1,584	(502)	1,082

Total MTM Derivative Contract Net Assets (Liabilities)	$(1,113)	$—	$—	$(1,113)	$62	$(1,051)

SWEPCo

Fair Value of Derivative Instruments
December 31, 2013

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in thousands)
Current Risk Management Assets	$1,233	$97	$—	$1,330	$(151)	$1,179
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	1,233	97	—	1,330	(151)	1,179

Current Risk Management Liabilities	154	—	—	154	(154)	—
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	154	—	—	154	(154)	—

Total MTM Derivative Contract Net Assets (Liabilities)	$1,079	$97	$—	$1,176	$3	$1,179

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for "Derivatives and Hedging."

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for "Derivatives and Hedging."

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2014

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and Distribution Revenues	$8,732	$13,151	$40	$185	$56
Sales to AEP Affiliates	—	(854)	—	854	—
Regulatory Assets (a)	(4,077)	(503)	—	(970)	(1,142)
Regulatory Liabilities (a)	49,555	37,410	85,944	304	16,851
Total Gain on Risk Management Contracts	$54,210	$49,204	$85,984	$373	$15,765

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2013

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and Distribution Revenues	$2,019	$10,624	$4,886	$371	$647
Regulatory Assets (a)	(4)	(26)	(5,795)	2,956	424
Regulatory Liabilities (a)	(338)	(9,062)	2,920	999	1,462
Total Gain on Risk Management Contracts	$1,677	$1,536	$2,011	$4,326	$2,533

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2012

Location of Gain (Loss)	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Electric Generation, Transmission and Distribution Revenues	$(1,149)	$11,437	$11,978	$163	$398
Regulatory Assets (a)	(7,835)	(9,204)	(14,104)	(5,304)	(6,274)
Regulatory Liabilities (a)	7,314	(889)	—	(19)	(13)
Total Gain (Loss) on Risk Management Contracts	$(1,670)	$1,344	$(2,126)	$(5,160)	$(5,889)

(a)	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Impact of Cash Flow Hedges on the Balance Sheet
Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2014

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
Company	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency

APCo	$—	$—	$—	$—	$—	$3,896
I&M	—	—	—	—	—	(14,406)
OPCo	—	—	—	—	—	5,602
PSO	—	—	—	—	—	4,943
SWEPCo	—	—	—	—	—	(11,036)

	Expected to be Reclassified to Net Income During the Next Twelve Months
Company	Commodity	Interest Rate and Foreign Currency	Maximum Term for Exposure to Variability of Future Cash Flows
	(in thousands)		(in months)
APCo	$—	$275	0
I&M	—	(1,090)	0
OPCo	—	1,372	0
PSO	—	759	0
SWEPCo	—	(1,998)	0

Impact of Cash Flow Hedges on the Registrant Subsidiaries’
Balance Sheets
December 31, 2013

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
Company	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency

APCo	$363	$—	$287	$—	$94	$3,090
I&M	216	—	194	—	46	(15,976)
OPCo	162	—	—	—	105	6,974
PSO	84	—	—	—	57	5,701
SWEPCo	97	—	—	—	66	(13,304)

	Expected to be Reclassified to Net Income During the Next Twelve Months
Company	Commodity	Interest Rate and Foreign Currency
	(in thousands)
APCo	$94	$(806)
I&M	46	(1,568)
OPCo	105	1,363
PSO	57	759
SWEPCo	66	(2,267)

(a)	Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

Collateral Required Under Various Triggering Events

	December 31, 2014
Company	Fair Value of Contracts with Credit Downgrade Triggers	Amount of Collateral Registrant Subsidiaries' Would Have Been Required to Post for Derivative Contracts as well as Non- Derivative Contracts Subject to the Same Master Netting Arrangement	Amount of Collateral the Registrant Subsidiaries' Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in thousands)
APCo	$—	$—	$6,339	$74
I&M	—	—	4,299	47
OPCo	—	—	—	—
PSO	—	—	693	4,111
SWEPCo	—	—	877	166

	December 31, 2013
Company	Fair Value of Contracts with Credit Downgrade Triggers	Amount of Collateral Registrant Subsidiaries' Would Have Been Required to Post for Derivative Contracts as well as Non- Derivative Contracts Subject to the Same Master Netting Arrangement	Amount of Collateral the Registrant Subsidiaries' Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in thousands)
APCo	$575	$—	$2,539	$208
I&M	390	—	1,722	141
OPCo	349	—	—	—
PSO	—	—	410	2,520
SWEPCo	—	—	519	194

Liabilities Subject to Cross Default Provisions

	December 31, 2014
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in thousands)
APCo	$9,043	$—	$9,012
I&M	6,134	—	6,113
OPCo	—	—	—
PSO	—	—	—
SWEPCo	—	—	—

	December 31, 2013
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in thousands)
APCo	$19,648	$—	$18,568
I&M	13,326	—	12,594
OPCo	—	—	—
PSO	3	—	3
SWEPCo	3	—	3